Summary Prospectus and Prospectus Supplement

June 16, 2017

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated June 16, 2017 to the Morgan Stanley Variable Insurance Fund, Inc. Summary Prospectus and Prospectus dated May 1, 2017

Emerging Markets Debt Portfolio (Class I) (the "Fund")

Jens Nystedt no longer serves as a portfolio manager to the Fund. Accordingly, all references to Mr. Nystedt are removed from the Fund's Summary Prospectus and Prospectus.

Please retain this supplement for future reference.

  VIFEMDCLIPMSPPSPT

Summary Prospectus and Prospectus Supplement

June 16, 2017

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated June 16, 2017 to the Morgan Stanley Variable Insurance Fund, Inc. Summary Prospectus and Prospectus dated May 1, 2017

Emerging Markets Debt Portfolio (Class II)
(the "Fund")

Jens Nystedt no longer serves as a portfolio manager to the Fund. Accordingly, all references to Mr. Nystedt are removed from the Fund's Summary Prospectus and Prospectus.

Please retain this supplement for future reference.

  VIFEMDCLIIPMSPPSPT

Statement of Additional Information Supplement

June 16, 2017

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated June 16, 2017 to the Morgan Stanley Variable Insurance Fund, Inc. Statement of Additional Information dated May 1, 2017

Emerging Markets Debt Portfolio (the "Fund")

Jens Nystedt no longer serves as a portfolio manager to the Fund. Accordingly, all references to Mr. Nystedt are removed from the Fund's Statement of Additional Information.

Please retain this supplement for future reference.